Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Communication Services - 11.0%
AT&T, Inc.	18,440	$483,312
Comcast Corp. - Class A	17,070	507,832
Live Nation Entertainment, Inc. (a)	848	123,342
Omnicom Group, Inc.	1,674	128,965
Pinterest, Inc. - Class A (a)	3,090	68,382
Verizon Communications, Inc.	11,182	497,823
Versant Media Group, Inc. (a)	677	22,057
Walt Disney Co.	4,435	500,268
Warner Bros Discovery, Inc. (a)	11,708	322,438
		2,654,419

Consumer Discretionary - 11.4%
Airbnb, Inc. - Class A (a)	2,701	349,428
Aptiv PLC (a)	1,711	129,608
Best Buy Co., Inc.	1,499	97,585
Booking Holdings, Inc.	90	450,166
Carnival Corp. (a)	8,325	249,916
DR Horton, Inc.	1,536	228,618
eBay, Inc.	1,567	142,942
Expedia Group, Inc.	843	223,260
Ford Motor Co.	35,787	496,724
Lululemon Athletica, Inc. (a)	451	78,699
NVR, Inc. (a)	13	99,264
PulteGroup, Inc.	928	116,084
Williams-Sonoma, Inc.	452	92,502
		2,754,796

Consumer Staples - 10.8%
Altria Group, Inc.	8,038	498,276
Archer-Daniels-Midland Co.	5,888	396,321
Church & Dwight Co., Inc.	892	85,855
Colgate-Palmolive Co.	3,258	294,165
Constellation Brands, Inc. - Class A	956	149,805
Dollar General Corp.	1,302	186,746
Dollar Tree, Inc. (a)	967	113,709
General Mills, Inc.	3,372	155,989
Hershey Co.	744	144,894
Target Corp.	2,410	254,183
The Kraft Heinz Co.	11,026	261,757
US Foods Holding Corp. (a)	965	80,693
		2,622,393

Energy - 17.8%
Chevron Corp.	3,109	549,982
ConocoPhillips	4,986	519,691
Coterra Energy, Inc.	3,900	112,515
Devon Energy Corp.	5,672	228,071
Diamondback Energy, Inc.	2,443	400,530
EOG Resources, Inc.	2,554	286,380
EQT Corp.	3,014	173,998
Exxon Mobil Corp.	4,000	565,600
Halliburton Co.	4,862	162,974
Marathon Petroleum Corp.	1,656	291,771
Occidental Petroleum Corp.	6,607	299,892
SLB Ltd.	7,415	358,738
TechnipFMC PLC	2,464	137,294
Valero Energy Corp.	1,199	217,534
		4,304,970

Health Care - 22.1%
Amgen, Inc.	1,416	484,102
Biogen, Inc. (a)	918	165,139
Bristol-Myers Squibb Co.	8,955	492,973
Cardinal Health, Inc.	1,653	355,197
Cencora, Inc.	699	251,095
DexCom, Inc. (a)	1,194	87,210
Gilead Sciences, Inc.	3,851	546,649
HCA Healthcare, Inc.	962	469,716
Illumina, Inc. (a)	565	81,818
Incyte Corp. (a)	851	85,159
Labcorp Holdings, Inc.	392	106,436
McKesson Corp.	550	457,165
Merck & Co., Inc.	4,684	516,505
Pfizer, Inc.	17,913	473,620
Quest Diagnostics, Inc.	561	104,924
Regeneron Pharmaceuticals, Inc.	398	295,097
ResMed, Inc.	503	129,930
Tenet Healthcare Corp. (a)	525	99,372
United Therapeutics Corp. (a)	168	78,874
Zimmer Biomet Holdings, Inc.	891	77,579
		5,358,560

Industrials - 10.0%
Copart, Inc. (a)	2,687	109,039
Delta Air Lines, Inc.	3,380	222,708
Expeditors International of Washington, Inc.	448	71,922
Fortive Corp.	1,521	80,324
General Dynamics Corp.	1,057	371,102
Leidos Holdings, Inc.	545	102,613
PACCAR, Inc.	2,146	263,765
Snap-On, Inc.	219	80,178
SS&C Technologies Holdings, Inc.	1,050	85,985
Uber Technologies, Inc. (a)	5,106	408,735
United Airlines Holdings, Inc. (a)	2,620	268,078
United Parcel Service, Inc. - Class B	3,433	364,653
		2,429,102

Information Technology - 13.1%
Accenture PLC - Class A	1,753	462,161
Adobe, Inc. (a)	1,350	395,887
Cognizant Technology Solutions Corp. - Class A	2,435	199,816
Flex Ltd. (a)	1,409	88,823
Gartner, Inc. (a)	389	81,538
Gen Digital, Inc.	3,537	84,853
GlobalFoundries, Inc. (a)	2,015	85,033
GoDaddy, Inc. - Class A (a)	890	89,463
HP, Inc.	8,108	157,620
Jabil, Inc.	391	92,741
NetApp, Inc.	1,050	101,168
ON Semiconductor Corp. (a)	1,857	111,216
Qnity Electronics, Inc.	780	75,020
QUALCOMM, Inc.	2,667	404,291
salesforce.com, Inc.	1,796	381,273
Twilio, Inc. - Class A (a)	451	54,327
Workday, Inc. - Class A (a)	876	153,852
Zoom Communications, Inc. - Class A (a)	1,690	155,649
		3,174,731

Materials - 3.7%
Corteva, Inc.	2,968	216,070
DuPont de Nemours, Inc.	2,301	101,060
Newmont Goldcorp Corp.	5,050	567,368
		884,498
TOTAL COMMON STOCKS (Cost $23,591,737)		24,183,469

TOTAL INVESTMENTS - 99.9% (Cost $23,591,737)		24,183,469
Other Assets in Excess of Liabilities - 0.1%		35,913
TOTAL NET ASSETS - 100.0%		$24,219,382

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$24,183,469	$–	$–	$24,183,469
Total Investments	$24,183,469	$–	$–	$24,183,469

Refer to the Schedule of Investments for further disaggregation of investment categories.